PROPERTY AND EQUIPMENT	3 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	September 30, 2012	June 30, 2012
Leasehold improvement and office equipment	$73,761	$73,761
Field equipment	168,277	168,277
Less: Accumulated depreciation	(82,230)	(66,818)
Net property and equipment	$159,808	$175,220

Depreciation expense for the three months ended September 30, 2012 and 2011 was $15,412, and $1,287, respectively.

NOTE 5. PROPERTY AND EQUIPMENT

Property and equipment consists of the following:

	June 30, 2012	June 30, 2011
Leasehold improvement and office equipment	$72,015	$19,195
Field equipment	173,960	-
Less: Accumulated depreciation	(70,755)	(19,195)
	$175,220	$-

Depreciation expense for the years ended June 30, 2012 and 2011 was $51,560 and $3,946, respectively.